Performance Management - iShares Mortgage-Backed Securities Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The returns presented for the Fund reflect the performance of the Predecessor Fund. Effective January 23, 2026, the Fund adopted performance of the Predecessor Fund as a result of a reorganization in which the Fund acquired all of the assets and assumed certain stated liabilities of the Predecessor Fund (the “Reorganization”). Performance shown below is based on the investment objective and investment strategies utilized by the Predecessor Fund, which were the same as those of the Fund. The Predecessor Fund was a mutual fund that was managed by a different investment adviser that was under common control with BFA and had the same portfolio management team as that of the Fund. The returns presented for the Fund reflect the performance of Institutional Shares of the Predecessor Fund. The Predecessor Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio, a series of BlackRock Funds II, as a result of a different reorganization on September 17, 2018. The performance information of the Predecessor Fund below is based on the performance of the BlackRock GNMA Portfolio for periods prior to the date of such reorganization. The BlackRock GNMA Portfolio had the same investment objective, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Predecessor Fund as of the date of such reorganization. The Predecessor Fund’s and the BlackRock GNMA Portfolio’s total returns prior to January 28, 2025 as reflected in the bar chart and table are the returns of the Predecessor Fund and the BlackRock GNMA Portfolio, as applicable, when each followed a different investment objective and different investment strategies and process under the name “BlackRock GNMA Portfolio.”
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. MBS Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	ANNUAL TOTAL RETURNSiShares Mortgage-Backed Securities Active ETF1As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 7.23% (quarter ended December 31, 2023) and the lowest return for a quarter was -5.45% (quarter ended September 30, 2022).
Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.blackrock.com or by calling 1-800-474-2737 (toll free).

Performance Table Heading	Average Annual Total ReturnsFor the periods ended 12/31/25
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	1-800-474-2737 (toll free)
iShares Mortgage-Backed Securities Active ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.31%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	7.23%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(5.45%)
Lowest Quarterly Return, Date	Sep. 30, 2022